AST Large-Cap Value Portfolio Investment Strategy - AST Large-Cap Value Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in equity and equity-related securities of large capitalization companies. Large capitalization companies are generally those that have market capitalizations, at the time of purchase, within the market capitalization range of the Russell 1000® Index. The Russell 1000® Index had a median market capitalization of approximately $310 billion as of January 31, 2026, and the largest company by market capitalization was approximately $4.6 trillion as of that date. The size of the companies in the Russell 1000® Index will change with market conditions. The Portfolio will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization falls below this level. Equity and equity-related securities include common and preferred stock, other investment companies, including exchange-traded funds (ETFs), securities convertible into common stock, securities having common stock characteristics, futures contracts and other derivative instruments whose value is based on common stock, such as rights, warrants or options to purchase common stock. The Portfolio may also invest up to 20% of its total assets in foreign securities. The Portfolio is allocated among five subadvisers: ClearBridge Investments, LLC, Dimensional Fund Advisors LP, Hotchkis and Wiley Capital Management, LLC, J.P. Morgan Investment Management Inc., and Putnam Investment Management, LLC. Further, the Strategic Investment Research Group (SIRG) of the Manager determines the allocation among the subadvisers and other investment companies, including ETFs, based on its analysis, taking into account market conditions, risks and other factors.